Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail)	12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2024 USD ($) RevenueMultiple	Mar. 31, 2023 USD ($) RevenueMultiple
Other Liabilities Related to Business Combinations [Member] | Q2T [Member]
Disclosure Of Financial Instruments [Line Items]
Expected cash flow			$ 5,071,000
Risk adjusted discount rate, Significant unobservable inputs			10.20%
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Risk free interest rate, Significant unobservable inputs		7.13%	7.25%
Discount rate, Significant unobservable inputs		22.00%	19.70%
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | Revenue [Member]
Disclosure Of Financial Instruments [Line Items]
Revenue, Significant unobservable inputs	$ 4,907,000		$ 5,442,000
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | EBITDA [Member]
Disclosure Of Financial Instruments [Line Items]
EBITDA (loss), Significant unobservable inputs	$ (265,000)		$ (48,000)
Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure Of Financial Instruments [Line Items]
Risk free interest rate, Significant unobservable inputs		7.17%
Bottom of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple		3.7	3.7
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Volatility, Significant unobservable inputs		23.80%	25.30%
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure Of Financial Instruments [Line Items]
Volatility, Significant unobservable inputs		31.20%
Discount rate, Significant unobservable inputs		17.00%
Net revenue, Significant unobservable inputs		$ 6,361,000
Servicing margin, Significant unobservable inputs		1,790,000
Profit before tax, Significant unobservable inputs		1,037.000
Financial parameters, Significant unobservable inputs		$ 4,883,000
Top of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple		4.8	4.8
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Volatility, Significant unobservable inputs		53.50%	58.50%
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure Of Financial Instruments [Line Items]
Volatility, Significant unobservable inputs		45.00%
Discount rate, Significant unobservable inputs		20.80%
Net revenue, Significant unobservable inputs		$ 9,674,000
Servicing margin, Significant unobservable inputs		2,648,000
Profit before tax, Significant unobservable inputs		2,434,000
Financial parameters, Significant unobservable inputs		$ 7,064,000